ASSETS HELD-FOR-SALE AND LIABILITIES HELD-FOR-SALE - Additional Information (Details)					1 Months Ended	12 Months Ended
	May 29, 2020 USD ($)	Feb. 21, 2020 USD ($)	Feb. 21, 2020 CNY (¥)	Sep. 26, 2019 USD ($) subsidiary	Sep. 30, 2019 subsidiary	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Sep. 26, 2019 CNY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of subsidiaries disposed of					3
Gain (Loss) on Disposition of Stock in Subsidiary						$ 72,887,173	¥ 475,588,803	¥ 1,206,925	¥ 10,473,159
12% Convertible Senior Notes Due 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Repayment of convertible notes | $	$ 50,000,000
The9 Computer, C9I Shanghai and Shanghai Kaie
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of subsidiaries disposed of				3
The9 Computer, C9I Shanghai and Shanghai Kaie | Held for sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration				$ 75,600,000						¥ 493,000,000
Gain (Loss) on Disposition of Stock in Subsidiary		$ 60,000,000	¥ 391,800,000